Pensions and post-retirement benefits - Deficit reduction contributions (Details) - Of which relates to UKRF - Pension defined benefit plans - UK - GBP (£) £ in Millions		12 Months Ended
	Jun. 12, 2020	Dec. 31, 2021	Sep. 30, 2021
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions			£ 700
Deficit reduction contributions under the 30 September 2019 valuation
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		£ 700
2021 | Deficit reduction contributions under the 30 September 2019 valuation
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 700
2022 | Deficit reduction contributions under the 30 September 2019 valuation | Forecast
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		294
2023 | Deficit reduction contributions under the 30 September 2019 valuation | Forecast
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		286
2024 and beyond | Deficit reduction contributions under the 30 September 2019 valuation | Forecast
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		£ 0